Class I | William Blair Small-Mid Cap Growth Fund
WILLIAM BLAIR SMALL-MID CAP GROWTH FUND
INVESTMENT OBJECTIVE:
The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Class I William Blair Small-Mid Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class I William Blair Small-Mid Cap Growth Fund
Management Fee		1.00%
Distribution (Rule 12b-1) Fee		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses		1.12%
Fee Waiver and/or Expense Reimbursement	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%
[1]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.10% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.

Example:
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I William Blair Small-Mid Cap Growth Fund	112	354	615	1,361

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap and mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to small cap and mid cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell Midcap® Index.

The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of companies included in the index. As of June 27, 2011, the Russell Midcap® Index included securities issued by companies that ranged in size between $365 million and $18 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should have, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute, relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the prices of the company’s products or services should be based to some degree upon their value to the customer, rather than their production cost, (d) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or grow through market share gains in its industry and (e) the company should have a strong management team.

PRINCIPAL RISKS OF INVESTING:

Because the Fund invests most of its assets in equity securities of small cap and mid cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap and mid cap companies may be more volatile and less liquid than securities of large cap companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Annual Total Returns.
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 22.28% (2Q09) Lowest Quarterly Return (23.28)% (4Q08)
Average Annual Total Returns (For the periods ended December 31, 2011).
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Class I	1 Year	5 Years	Life of the Fund	Inception Date
William Blair Small-Mid Cap Growth Fund	0.01%	4.53%	7.02%	Dec. 29, 2003
William Blair Small-Mid Cap Growth Fund Return After Taxes on Distributions	(1.62%)	3.79%	6.44%	Dec. 29, 2003
William Blair Small-Mid Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	1.54%	3.72%	6.02%	Dec. 29, 2003
William Blair Small-Mid Cap Growth Fund Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	(1.57%)	2.89%	6.00%	Dec. 29, 2003